Post balance sheet events (Details) £ in Billions	Oct. 31, 2024 GBP (£)
Entering into significant commitments | Pensions
Disclosure of non-adjusting events after reporting period [line items]
Defined benefit plan, buy-in-transaction	£ 1.7